Share-Based Payments - Narrative (Details)		12 Months Ended
	Jun. 30, 2024 CAD ($)	Dec. 31, 2025 CAD ($) shares day $ / shares	Dec. 31, 2024 CAD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average share price at the date of exercise of stock options (in CAD per share) | $ / shares		$ 86.53	$ 79.09
Compensation expense		$ 498,000,000	$ 610,000,000
Weighted average share price, share options granted (in CAD per share) | $ / shares		$ 12.43	$ 12.22
Annual compensation match maximum, amount	$ 1,500	$ 2,500
ESOP offering window period		6 months
Liabilities accrued		$ 376,000,000	$ 355,000,000
Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Maximum exercise period		10 years
Maximum number of common shares that may be issued under the Executive Stock Option Plan (in shares) | shares		29,525,000
Compensation expense		$ 6,000,000	6,000,000
Employee Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense		18,000,000	14,000,000
Annual compensation match maximum, amount	$ 100,000	$ 100,000
Employee's contribution, percentage match	50.00%	50.00%
Employee's annual compensation, percentage match		5.00%
Employee Share Ownership Plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution election	1.00%	1.00%
Employee Share Ownership Plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution election	20.00%	50.00%
Employee's annual compensation, percentage match	5.00%
U.S. Employee Stock Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual compensation match maximum, amount		$ 25,000
U.S. Employee Stock Purchase Plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution election		1.00%
Discount rate		10.00%
U.S. Employee Stock Purchase Plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution election		10.00%
Sun Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares		1
Number of trading days prior to grant date used for unit valuation | day		5
General unit holding period		36 months
Sun Share Plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance factor multiplier		0
Sun Share Plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance factor multiplier		2
MFS Investment Management Share-Based Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Compensation expense		$ 339,000,000	384,000,000
Liabilities accrued		903,000,000	1,040,000,000
MFS Investment Management Stock Options, Restricted Shares, and Outstanding Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities accrued		$ 716,000,000	$ 827,000,000